Note 7 - Property, Plant and Equipment (Tables)	3 Months Ended	15 Months Ended
	Mar. 31, 2012	Sep. 30, 2012
Schedule of Property, Plant and Equipment	March 31, 2012
		Accumulated	Net book
March 31, 2012	Cost	depreciation	value

Office equipment	$1,373	$1,220	$153
Computer equipment	1,051	1,014	37
Land	334,599	-	334,599
	$337,023	$2,234	$334,789
September 30, 2012
		Accumulated	Net book
September 30, 2012	Cost	depreciation	value

Office equipment	$1,396	$1,256	$140
Computer equipment	1,067	1,034	33
Land	934,744	-	934,744
	$937,207	$2,290	$934,917